Business Acquisitions - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands						12 Months Ended
	Jul. 13, 2015 USD ($) shares	May 28, 2015 USD ($) shares	Apr. 17, 2015 USD ($) $ / shares shares	Feb. 16, 2015 EUR (€) shares	Feb. 16, 2015 USD ($) shares	Dec. 31, 2015 USD ($) MWh item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Jan. 15, 2015
Business Acquisition [Line Items]
Change in fair value of derivative asset/liability						$ (15,650)	$ 972
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares						26,667,410
Warrants to purchase common shares, price per share | $ / shares						$ 2.0	$ 2.7
Warrant vesting, description						The Warrant vests and becomes exercisable once the Group purchases and pays for 40 MW of the Supply Agreement, and will not vest or become exercisable if those purchases and payments do not occur before the termination of the Warrant, which will occur, whether the Warrant has vested or not, on July 13, 2019.
Derivative asset						$ 2,328
EnSync, Inc
Business Acquisition [Line Items]
Ownership percentage	16.80%					16.80%
Decrease in fair value of warrant						$ (14,619)
Derivative asset						16,947
Investments in purchased common stock	$ 3,244					1,841
Investment in convertible preferred stock	13,199					$ 12,109
EnSync, Inc | Supply Agreement
Business Acquisition [Line Items]
Purchased convertible preferred stock, terms of conversion						the first one-fourth (the "Series C-1 Preferred Stock") of the Convertible Preferred Stock only become convertible upon the receipt of final payment for 5 megawatts ("MW") that are purchased by the Company in accordance with the Supply Agreement; the second one-fourth (the "Series C-2 Preferred Stock") only become convertible upon the receipt of final payment for an aggregate of 15 MW worth of the Supply Agreement; the third one-fourth (the "Series C-3 Preferred Stock") only become convertible upon the receipt of final payment for an aggregate of 25 MW worth of the Supply Agreement; and the last one fourth (the "Series C-4 Preferred Stock") only become convertible upon the receipt of final payment for an aggregate of 40 MW worth of the Supply Agreement.
Redemption value of common stock allowed	100
EnSync, Inc | Supply Agreement | Minimum
Business Acquisition [Line Items]
Preferred stock liquidation preference amount	$ 28,048
EnSync, Inc | Governance Agreement
Business Acquisition [Line Items]
Purchased convertible preferred stock, terms of conversion						following the time at which the Series C-2 Preferred Stock shall have become convertible in full, the Group shall be entitled to nominate a total of two directors and (2) following the time at which the Series C-3 Preferred Stock shall have become convertible in full, the Company shall be entitled to nominate a total of three directors. Provided in no event shall the Company be entitled to nominate a number of directors to the Board that would represent a percentage of the Board greater than the percentage determined by dividing the number of Common Stock Equivalents held by the Company by the sum of (A) the total shares of ENS's Common Stock outstanding and (B) the number of shares of Common Stock into which the Preferred Stock held by the Company is convertible.
EnSync, Inc | Governance Agreement | Minimum
Business Acquisition [Line Items]
Number of convertible preferred shares needed to nominate one director | shares	10,000
Number of common stock or common stock equivalents needed to nominate one director | shares	25,000,000
EnSync, Inc | Securities Purchase Agreement
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares			50,000,000
Cash consideration to acquire investment			$ 33,390
Purchased Common Stock | shares			8,000,000
Convertible Preferred Stock acquired | shares			28,048
Share price (in dollars per share) | $ / shares			$ 0.6678
Convertible preferred stock, aggregate number of common stock upon conversion | shares			42,000,000
Purchased convertible preferred stock, terms of conversion						28,048 shares of the ENS's convertible preferred stock (the "Convertible Preferred Stock") which are convertible into an aggregate of 42,000,000 shares of common stock, representing a purchase price of $0.6678 per common stock on an as-if converted basis. The Convertible Preferred Stock will be convertible over a four-year period with 25% becoming convertible in each of the next four years if the Company meets certain conditions relating to the Company's purchases of minimum megawatt of solar related products from ENS in each of the next four years as set out in the Securities Purchase Agreement.
Convertible preferred stock, conversion period			4 years
Percentage of convertible preferred stock convertible			25.00%
Warrants to purchase common shares, aggregate purchase price			$ 36,729
Warrants to purchase common shares, price per share | $ / shares			$ 0.7346
CECEP Solar Energy Hong Kong Co., Limited
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired								100.00%
Payable settlement due to CECEP HK on behalf of CECEP				€ 7,870	$ 8,967
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares				5,722,977	5,722,977
Business combination cash paid and accounts payable total				€ 3,125	$ 3,561
Fair value of the Stock Consideration					8,269
Business combination, pro forma information, revenue of acquiree since acquisition date, actual					1,395
Business combination, pro forma information, earnings or (losses) of acquiree since acquisition date, actual					$ 242
CECEP Solar Energy Hong Kong Co., Limited | Italy
Business Acquisition [Line Items]
Number of photovoltaic plants | item						4
Power generating capacity (in megawatt-hours) | MWh						4.3
Solar Juice Pty Ltd.
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		80.00%
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		14,073,354
Fair value of the Stock Consideration		$ 15,578
Business combination, pro forma information, revenue of acquiree since acquisition date, actual		35,452
Business combination, pro forma information, earnings or (losses) of acquiree since acquisition date, actual		$ (1,269)
Business acquisition, option to acquire remaining equity interest						20.00%
Solar Juice Pty Ltd. | Lockup Period for Shares Released after Closing Date, 3 Months
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		2,638,754
Lockup period end for shares, after closing date		3 months
Solar Juice Pty Ltd. | Lockup Period for Shares Released after Closing Date, 6 Months
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		6,157,092
Lockup period end for shares, after closing date		6 months
Solar Juice Pty Ltd. | Earliest Date of Lockup Period for Shares Issued, 2016
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		2,638,753
Lockup period end for shares, earliest closing date		Dec. 31, 2016
Solar Juice Pty Ltd. | Earliest Date of Lockup Period for Shares Issued, 2017
Business Acquisition [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		2,638,753
Lockup period end for shares, earliest closing date		Dec. 31, 2017
Solar Juice Pty Ltd. | Call Option
Business Acquisition [Line Items]
Call option expiry date						May 28, 2016
Fair value of call option						$ 420
Solar Juice Pty Ltd. | Call Option | Other Income (Expense).
Business Acquisition [Line Items]
Change in fair value of derivative asset/liability						$ (420)